Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,410,000
Previously Paid Amount	0.00
Total Fee Amount	1,241.32
Total Offset Amount	0.00
Net Fee	1,241.32
Narrative - Max Aggregate Offering Price	$ 8,410,000
Final Prospectus	true